SUBSEQUENT EVENTS (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended			12 Months Ended
	May 31, 2024	Apr. 30, 2024	Apr. 03, 2024	Jan. 31, 2024	Dec. 08, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Nov. 02, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Apr. 30, 2024	May 15, 2024	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023	Jan. 12, 2024
Subsequent Event [Line Items]
Preferred Stock,par value		$ 0.001		$ 0.001											$ 0.001		$ 0.001		$ 0.001	$ 0.001
Class of warrant or right outstanding		2,614,783													2,614,783		2,614,783			1,093,479
Common Stock,par value		$ 0.001		$ 0.001											$ 0.001		$ 0.001		$ 0.001	$ 0.001
Warrant per share		0.15													0.15		$ 0.15			$ 0.23
Vested stock options																	6,566,000		22,646,000	11,323,000
Vested stock options per share			$ 0.125
Stock options exercised			3,385,000
Common Stock [Member]
Subsequent Event [Line Items]
Private placement offering per share														$ 0.15
Sale of preferred stock, shares										3,844,073			879,628	182,240,000
Stock options exercised			11,055,000														4,781,249
Number of shares issued for services									1,466,208									879,628	2,345,836	6,163,823
Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding				41,540,000										1,093,479					41,540,000	41,540,000
Warrant per share				$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.24			$ 0.24	$ 0.23		$ 0.23					$ 0.24
Sale of preferred stock, shares				1,125,000	125,000	125,000	1,125,000	1,125,000			1,125,000	1,093,479					1,125,000		1,125,000
Scannell [Member]
Subsequent Event [Line Items]
Vested stock options			5,360,000
Subscription Agreement [Member]
Subsequent Event [Line Items]
Private placement offering per share		$ 12,000													12,000		$ 12,000
Private placement offering		$ 1,952,000
Preferred Stock,par value		$ 0.001													$ 0.001		$ 0.001
Class of warrant or right outstanding		62,500													62,500		62,500
Warrants shares		50,000													50,000		50,000
Common Stock,par value		$ 0.001													$ 0.001		$ 0.001				$ 0.001
Warrant per share		0.24													0.24		0.24
Subscription Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant per share																					$ 0.24
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant per share		$ 0.15													$ 0.15		$ 0.15
Convertible secured notes		$ 1,099,200													$ 1,099,200		$ 1,099,200
Conversion price per shares		$ 0.075													$ 0.075		$ 0.075
Sale of preferred stock, shares															12,848,116
Vested stock options															7,640,001
Vested stock options per share															$ 0.125
Stock options exercised															3,385,000
Number of shares issued	1,041,667
Number of shares issued for services	1,671,909
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock options exercised															11,055,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock options exercised															4,781,253
Subsequent Event [Member] | Steven Rudofsky [Member]
Subsequent Event [Line Items]
Vested stock options															5,360,000
Subsequent Event [Member] | Andrew Brodkey [Member]
Subsequent Event [Line Items]
Vested stock options															5,360,000
Subsequent Event [Member] | Scannell [Member]
Subsequent Event [Line Items]
Vested stock options															5,360,000
Subsequent Event [Member] | Shaun Dykes [Member]
Subsequent Event [Line Items]
Vested stock options															5,360,000
Vested stock options per share															$ 0.125
Stock options exercised															3,685,000
Subsequent Event [Member] | Various Individuals [Member]
Subsequent Event [Line Items]
Stock options exercised																1,195,427
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Private placement offering per share		$ 12,000													$ 12,000		12,000
Private placement offering		$ 1,952,000
Preferred Stock,par value		$ 0.001													$ 0.001		$ 0.001
Class of warrant or right outstanding		62,500													62,500		62,500
Warrants shares		50,000													50,000		50,000
Common Stock,par value		$ 0.001													$ 0.001		$ 0.001
Warrant per share		$ 0.24													$ 0.24		$ 0.24